Consolidated Statements of Cash Flows Narrative (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Apr. 30, 2014 Frontline 2012 [Member] company t	Apr. 30, 2014 Karpasia [Member] vessel	Apr. 30, 2014 Common Stock [Member] Frontline 2012 [Member]	Apr. 30, 2014 Common Stock [Member] Karpasia [Member]	Apr. 30, 2014 Common Stock [Member] Frontline 2012 and Karpasia [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of SPCs acquired			5
Capesize Drybulk Size Range			180,000
Number of Vessels Acquired				1
Shares issued					15.5	3.1	18.6
Price per share					$ 12.54	$ 12.54	$ 12.54
Newbuilding installments assumed			$ 150,000,000
Purchase of vessel	24,085,000	0		24,000,000
Cash acquired on purchase of SPCs	$ 43,412,000	$ 0	$ 43,400,000